LOANS AND ALLOWANCE FOR LOAN LOSSES (Details ) € in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2017 USD ($)
Loans: Concentration Of Credit Risk
Loans		€ 4,367
Loans, net of unearned income		45,017	€ 47,739		$ 54,355
Less: Allowance for loan losses		(9,189)	(10,233)		(11,095)
Net Loans		35,828	37,506		$ 43,260
Ageing of loan portfolio
Loans		4,367
Allowance for loan Losses
Balance at beginning of year		10,233	11,104	€ 8,077
Provision for loan losses		610	499	3,190
Net write-offs		(1,588)	(1,376)	(167)
Write-offs		(1,597)	(1,394)	(175)
Recoveries		9	18	8
Sale of impaired loans		(10)	(1)	0
Translation differences		(56)	7	4
Allowance at end of year		9,189	10,233	11,104
Total Exposure To Hellenic Republic
Total Loans to Hellenic Republic		4,413	4,512
Total Loans to public sector entities		419	503
Total Corporate and Small Business loans		403	455
Total Mortgage loans		847	937
Total loans		6,082	6,407
Total Other assets		690	625
Total Loans Exposure to Hellenic Republic		6,772	7,032
Allowance for loan losses to Hellenic Republic		0	0
Allowance for loan losses to public sector entities		(69)	(86)
Allowance for Corporate and Small Business loan losses		0	0
Allowance for Mortgage loan losses		0	0
Allowance for Total loan losses		(69)	(86)
Allowance For Other Assets Losses		0	0
Total Allowance for loan losses Exposure to Hellenic Republic		(69)	(86)
Roll Forward Of Impairment Loans
Opening balance as at January 1,		22,231	23,227
Impaired loans in the period		1,020	1,507
Loans transferred to non-impaired status		(225)	(435)
Impaired loans paid-off		(607)	(699)
Sale of impaired loans		(90)	(6)
Impaired loans written-off		(1,493)	(1,364)
Foreign exchange differences		(5)	1
Closing balance as at December 31,		20,831	22,231	23,227
Consumer loans
Allowance for loan Losses
Balance at beginning of year		4,295	4,934	3,955
Provision for loan losses		216	59	1,025
Net write-offs		(802)	(706)	(47)
Write-offs		(810)	(711)	(52)
Recoveries		8	5	5
Sale of impaired loans		0	0	0
Translation differences		(20)	8	1
Allowance at end of year		3,689	4,295	4,934
Commercial loans
Allowance for loan Losses
Balance at beginning of year		5,938	6,170	4,122
Provision for loan losses		394	440	2,165
Net write-offs		(786)	(670)	(120)
Write-offs		(787)	(683)	(123)
Recoveries		1	13	3
Sale of impaired loans		(10)	(1)	0
Translation differences		(36)	(1)	3
Allowance at end of year		5,500	5,938	€ 6,170
Greek
Loans: Concentration Of Credit Risk
Unearned income		(57)	(68)
Loans, net of unearned income		42,726	45,196
Less: Allowance for loan losses		(8,943)	(9,913)
Net Loans		33,783	35,283
Greek | Past due 31-90 days
Loans: Concentration Of Credit Risk
Loans		1,165	1,197
Ageing of loan portfolio
Loans		1,165	1,197
Greek | Past due greater than 90 days
Loans: Concentration Of Credit Risk
Loans		12,461	13,774
Ageing of loan portfolio
Loans		12,461	13,774
Greek | Total Past due loans
Loans: Concentration Of Credit Risk
Loans		13,628	14,971
Ageing of loan portfolio
Loans		13,628	14,971
Greek | Current loans
Loans: Concentration Of Credit Risk
Loans	[1]	29,155	30,293
Ageing of loan portfolio
Loans	[1]	29,155	30,293
Greek | Loans measured at Fair value
Loans: Concentration Of Credit Risk
Loans		0	0
Ageing of loan portfolio
Loans		0	0
Greek | Total
Loans: Concentration Of Credit Risk
Loans		42,783	45,264
Ageing of loan portfolio
Loans		42,783	45,264
Greek | of which 90 days and accruing loans
Loans: Concentration Of Credit Risk
Loans		114	150
Ageing of loan portfolio
Loans		114	150
Greek | of which Non accruing loans
Loans: Concentration Of Credit Risk
Loans		18,508	19,288
Ageing of loan portfolio
Loans		18,508	19,288
Greek | Industry and mining
Loans: Concentration Of Credit Risk
Loans		4,929	4,941
Ageing of loan portfolio
Loans		4,929	4,941
Greek | Small scale industry
Loans: Concentration Of Credit Risk
Loans		1,419	1,619
Ageing of loan portfolio
Loans		1,419	1,619
Credit ratings of commercial loans
Commercial Loans		3,278	3,651
Greek | Small scale industry | Satisfactory
Credit ratings of commercial loans
Commercial Loans		589	624
Greek | Small scale industry | Watchlist
Credit ratings of commercial loans
Commercial Loans		675	722
Greek | Small scale industry | Substandard
Credit ratings of commercial loans
Commercial Loans		2,014	2,305
Greek | Small scale industry | Past due 31-90 days
Loans: Concentration Of Credit Risk
Loans		32	46
Ageing of loan portfolio
Loans		32	46
Greek | Small scale industry | Past due greater than 90 days
Loans: Concentration Of Credit Risk
Loans		2,011	2,288
Ageing of loan portfolio
Loans		2,011	2,288
Greek | Small scale industry | Total Past due loans
Loans: Concentration Of Credit Risk
Loans		2,044	2,334
Ageing of loan portfolio
Loans		2,044	2,334
Greek | Small scale industry | Current loans
Loans: Concentration Of Credit Risk
Loans	[1]	1,234	1,317
Ageing of loan portfolio
Loans	[1]	1,234	1,317
Greek | Small scale industry | Loans measured at Fair value
Loans: Concentration Of Credit Risk
Loans		0	0
Ageing of loan portfolio
Loans		0	0
Greek | Small scale industry | Total
Loans: Concentration Of Credit Risk
Loans		3,278	3,651
Ageing of loan portfolio
Loans		3,278	3,651
Greek | Small scale industry | of which 90 days and accruing loans
Loans: Concentration Of Credit Risk
Loans		0	0
Ageing of loan portfolio
Loans		0	0
Greek | Small scale industry | of which Non accruing loans
Loans: Concentration Of Credit Risk
Loans		2,320	2,582
Ageing of loan portfolio
Loans		2,320	2,582
Greek | Trade
Loans: Concentration Of Credit Risk
Loans		7,145	7,367
Ageing of loan portfolio
Loans		7,145	7,367
Greek | Construction
Loans: Concentration Of Credit Risk
Loans		994	1,028
Ageing of loan portfolio
Loans		994	1,028
Greek | Tourism
Loans: Concentration Of Credit Risk
Loans		861	813
Ageing of loan portfolio
Loans		861	813
Greek | Shiping and transportation
Loans: Concentration Of Credit Risk
Loans		2,260	2,487
Ageing of loan portfolio
Loans		2,260	2,487
Greek | Commercial mortgages
Loans: Concentration Of Credit Risk
Loans		743	747
Ageing of loan portfolio
Loans		743	747
Greek | Public sector
Loans: Concentration Of Credit Risk
Loans		4,794	5,024
Ageing of loan portfolio
Loans		4,794	5,024
Greek | Other commercial loans
Loans: Concentration Of Credit Risk
Loans		526	635
Ageing of loan portfolio
Loans		526	635
Credit ratings of commercial loans
Commercial Loans		20,393	21,010
Greek | Other commercial loans | Satisfactory
Credit ratings of commercial loans
Commercial Loans		12,726	12,249
Greek | Other commercial loans | Watchlist
Credit ratings of commercial loans
Commercial Loans		1,969	2,520
Greek | Other commercial loans | Substandard
Credit ratings of commercial loans
Commercial Loans		5,698	6,241
Greek | Other commercial loans | Past due 31-90 days
Loans: Concentration Of Credit Risk
Loans		374	567
Ageing of loan portfolio
Loans		374	567
Greek | Other commercial loans | Past due greater than 90 days
Loans: Concentration Of Credit Risk
Loans		3,571	3,929
Ageing of loan portfolio
Loans		3,571	3,929
Greek | Other commercial loans | Total Past due loans
Loans: Concentration Of Credit Risk
Loans		3,945	4,496
Ageing of loan portfolio
Loans		3,945	4,496
Greek | Other commercial loans | Current loans
Loans: Concentration Of Credit Risk
Loans	[1]	16,448	16,514
Ageing of loan portfolio
Loans	[1]	16,448	16,514
Greek | Other commercial loans | Loans measured at Fair value
Loans: Concentration Of Credit Risk
Loans		0	0
Ageing of loan portfolio
Loans		0	0
Greek | Other commercial loans | Total
Loans: Concentration Of Credit Risk
Loans		20,393	21,010
Ageing of loan portfolio
Loans		20,393	21,010
Greek | Other commercial loans | of which 90 days and accruing loans
Loans: Concentration Of Credit Risk
Loans		5	5
Ageing of loan portfolio
Loans		5	5
Greek | Other commercial loans | of which Non accruing loans
Loans: Concentration Of Credit Risk
Loans		5,045	5,195
Ageing of loan portfolio
Loans		5,045	5,195
Greek | Total commercial loans
Loans: Concentration Of Credit Risk
Loans		23,671	24,661
Ageing of loan portfolio
Loans		23,671	24,661
Credit ratings of commercial loans
Commercial Loans		23,671	24,661
Greek | Total commercial loans | Satisfactory
Credit ratings of commercial loans
Commercial Loans		13,315	12,873
Greek | Total commercial loans | Watchlist
Credit ratings of commercial loans
Commercial Loans		2,644	3,242
Greek | Total commercial loans | Substandard
Credit ratings of commercial loans
Commercial Loans		7,712	8,546
Greek | Residential mortgages
Loans: Concentration Of Credit Risk
Loans		15,288	15,938
Ageing of loan portfolio
Loans		15,288	15,938
Greek | Residential mortgages | Past due 31-90 days
Loans: Concentration Of Credit Risk
Loans		657	485
Ageing of loan portfolio
Loans		657	485
Greek | Residential mortgages | Past due greater than 90 days
Loans: Concentration Of Credit Risk
Loans		5,156	5,120
Ageing of loan portfolio
Loans		5,156	5,120
Greek | Residential mortgages | Total Past due loans
Loans: Concentration Of Credit Risk
Loans		5,814	5,605
Ageing of loan portfolio
Loans		5,814	5,605
Greek | Residential mortgages | Current loans
Loans: Concentration Of Credit Risk
Loans	[1]	9,474	10,333
Ageing of loan portfolio
Loans	[1]	9,474	10,333
Greek | Residential mortgages | Loans measured at Fair value
Loans: Concentration Of Credit Risk
Loans		0	0
Ageing of loan portfolio
Loans		0	0
Greek | Residential mortgages | Total
Loans: Concentration Of Credit Risk
Loans		15,288	15,938
Ageing of loan portfolio
Loans		15,288	15,938
Greek | Residential mortgages | of which 90 days and accruing loans
Loans: Concentration Of Credit Risk
Loans		76	92
Ageing of loan portfolio
Loans		76	92
Greek | Residential mortgages | of which Non accruing loans
Loans: Concentration Of Credit Risk
Loans		8,671	8,358
Ageing of loan portfolio
Loans		8,671	8,358
Greek | Credit card
Loans: Concentration Of Credit Risk
Loans		753	952
Ageing of loan portfolio
Loans		753	952
Greek | Credit card | Past due 31-90 days
Loans: Concentration Of Credit Risk
Loans		11	11
Ageing of loan portfolio
Loans		11	11
Greek | Credit card | Past due greater than 90 days
Loans: Concentration Of Credit Risk
Loans		279	449
Ageing of loan portfolio
Loans		279	449
Greek | Credit card | Total Past due loans
Loans: Concentration Of Credit Risk
Loans		290	460
Ageing of loan portfolio
Loans		290	460
Greek | Credit card | Current loans
Loans: Concentration Of Credit Risk
Loans	[1]	463	492
Ageing of loan portfolio
Loans	[1]	463	492
Greek | Credit card | Loans measured at Fair value
Loans: Concentration Of Credit Risk
Loans		0	0
Ageing of loan portfolio
Loans		0	0
Greek | Credit card | Total
Loans: Concentration Of Credit Risk
Loans		753	952
Ageing of loan portfolio
Loans		753	952
Greek | Credit card | of which 90 days and accruing loans
Loans: Concentration Of Credit Risk
Loans		33	53
Ageing of loan portfolio
Loans		33	53
Greek | Credit card | of which Non accruing loans
Loans: Concentration Of Credit Risk
Loans		247	396
Ageing of loan portfolio
Loans		247	396
Greek | Auto financing
Loans: Concentration Of Credit Risk
Loans		37	50
Ageing of loan portfolio
Loans		37	50
Greek | Other consumer
Loans: Concentration Of Credit Risk
Loans		3,034	3,663
Ageing of loan portfolio
Loans		3,034	3,663
Greek | Other consumer | Past due 31-90 days
Loans: Concentration Of Credit Risk
Loans		91	88
Ageing of loan portfolio
Loans		91	88
Greek | Other consumer | Past due greater than 90 days
Loans: Concentration Of Credit Risk
Loans		1,444	1,988
Ageing of loan portfolio
Loans		1,444	1,988
Greek | Other consumer | Total Past due loans
Loans: Concentration Of Credit Risk
Loans		1,535	2,076
Ageing of loan portfolio
Loans		1,535	2,076
Greek | Other consumer | Current loans
Loans: Concentration Of Credit Risk
Loans	[1]	1,536	1,637
Ageing of loan portfolio
Loans	[1]	1,536	1,637
Greek | Other consumer | Loans measured at Fair value
Loans: Concentration Of Credit Risk
Loans		0	0
Ageing of loan portfolio
Loans		0	0
Greek | Other consumer | Total
Loans: Concentration Of Credit Risk
Loans		3,071	3,713
Ageing of loan portfolio
Loans		3,071	3,713
Greek | Other consumer | of which 90 days and accruing loans
Loans: Concentration Of Credit Risk
Loans		0	0
Ageing of loan portfolio
Loans		0	0
Greek | Other consumer | of which Non accruing loans
Loans: Concentration Of Credit Risk
Loans		2,225	2,757
Ageing of loan portfolio
Loans		2,225	2,757
Greek | Total consumer
Loans: Concentration Of Credit Risk
Loans		19,112	20,603
Ageing of loan portfolio
Loans		19,112	20,603
Greek | Total consumer | Total commercial loans
Loans: Concentration Of Credit Risk
Loans		42,783	45,264
Ageing of loan portfolio
Loans		42,783	45,264
Foreign
Loans: Concentration Of Credit Risk
Unearned income		0	0
Loans, net of unearned income		2,291	2,543
Less: Allowance for loan losses		(246)	(320)
Net Loans		2,045	2,223
Foreign | Past due 31-90 days
Loans: Concentration Of Credit Risk
Loans		51	78
Ageing of loan portfolio
Loans		51	78
Foreign | Past due greater than 90 days
Loans: Concentration Of Credit Risk
Loans		555	688
Ageing of loan portfolio
Loans		555	688
Foreign | Total Past due loans
Loans: Concentration Of Credit Risk
Loans		606	765
Ageing of loan portfolio
Loans		606	765
Foreign | Current loans
Loans: Concentration Of Credit Risk
Loans	[1]	1,685	1,778
Ageing of loan portfolio
Loans	[1]	1,685	1,778
Foreign | Loans measured at Fair value
Loans: Concentration Of Credit Risk
Loans		0	0
Ageing of loan portfolio
Loans		0	0
Foreign | Total
Loans: Concentration Of Credit Risk
Loans		2,291	2,543
Ageing of loan portfolio
Loans		2,291	2,543
Foreign | of which 90 days and accruing loans
Loans: Concentration Of Credit Risk
Loans		1	8
Ageing of loan portfolio
Loans		1	8
Foreign | of which Non accruing loans
Loans: Concentration Of Credit Risk
Loans		631	756
Ageing of loan portfolio
Loans		631	756
Foreign | Industry and mining
Loans: Concentration Of Credit Risk
Loans		260	276
Ageing of loan portfolio
Loans		260	276
Foreign | Small scale industry
Loans: Concentration Of Credit Risk
Loans		88	87
Ageing of loan portfolio
Loans		88	87
Credit ratings of commercial loans
Commercial Loans		212	219
Foreign | Small scale industry | Satisfactory
Credit ratings of commercial loans
Commercial Loans		149	170
Foreign | Small scale industry | Watchlist
Credit ratings of commercial loans
Commercial Loans		28	18
Foreign | Small scale industry | Substandard
Credit ratings of commercial loans
Commercial Loans		35	31
Foreign | Small scale industry | Past due 31-90 days
Loans: Concentration Of Credit Risk
Loans		14	17
Ageing of loan portfolio
Loans		14	17
Foreign | Small scale industry | Past due greater than 90 days
Loans: Concentration Of Credit Risk
Loans		31	28
Ageing of loan portfolio
Loans		31	28
Foreign | Small scale industry | Total Past due loans
Loans: Concentration Of Credit Risk
Loans		45	45
Ageing of loan portfolio
Loans		45	45
Foreign | Small scale industry | Current loans
Loans: Concentration Of Credit Risk
Loans	[1]	167	174
Ageing of loan portfolio
Loans	[1]	167	174
Foreign | Small scale industry | Loans measured at Fair value
Loans: Concentration Of Credit Risk
Loans		0	0
Ageing of loan portfolio
Loans		0	0
Foreign | Small scale industry | Total
Loans: Concentration Of Credit Risk
Loans		212	219
Ageing of loan portfolio
Loans		212	219
Foreign | Small scale industry | of which 90 days and accruing loans
Loans: Concentration Of Credit Risk
Loans		0	0
Ageing of loan portfolio
Loans		0	0
Foreign | Small scale industry | of which Non accruing loans
Loans: Concentration Of Credit Risk
Loans		38	37
Ageing of loan portfolio
Loans		38	37
Foreign | Trade
Loans: Concentration Of Credit Risk
Loans		313	453
Ageing of loan portfolio
Loans		313	453
Foreign | Construction
Loans: Concentration Of Credit Risk
Loans		439	364
Ageing of loan portfolio
Loans		439	364
Foreign | Tourism
Loans: Concentration Of Credit Risk
Loans		49	45
Ageing of loan portfolio
Loans		49	45
Foreign | Shiping and transportation
Loans: Concentration Of Credit Risk
Loans		102	144
Ageing of loan portfolio
Loans		102	144
Foreign | Commercial mortgages
Loans: Concentration Of Credit Risk
Loans		0	168
Ageing of loan portfolio
Loans		0	168
Foreign | Public sector
Loans: Concentration Of Credit Risk
Loans		70	82
Ageing of loan portfolio
Loans		70	82
Foreign | Other commercial loans
Loans: Concentration Of Credit Risk
Loans		171	148
Ageing of loan portfolio
Loans		171	148
Credit ratings of commercial loans
Commercial Loans		1,280	1,548
Foreign | Other commercial loans | Satisfactory
Credit ratings of commercial loans
Commercial Loans		892	911
Foreign | Other commercial loans | Watchlist
Credit ratings of commercial loans
Commercial Loans		174	170
Foreign | Other commercial loans | Substandard
Credit ratings of commercial loans
Commercial Loans		214	467
Foreign | Other commercial loans | Past due 31-90 days
Loans: Concentration Of Credit Risk
Loans		13	43
Ageing of loan portfolio
Loans		13	43
Foreign | Other commercial loans | Past due greater than 90 days
Loans: Concentration Of Credit Risk
Loans		454	559
Ageing of loan portfolio
Loans		454	559
Foreign | Other commercial loans | Total Past due loans
Loans: Concentration Of Credit Risk
Loans		467	602
Ageing of loan portfolio
Loans		467	602
Foreign | Other commercial loans | Current loans
Loans: Concentration Of Credit Risk
Loans	[1]	813	946
Ageing of loan portfolio
Loans	[1]	813	946
Foreign | Other commercial loans | Loans measured at Fair value
Loans: Concentration Of Credit Risk
Loans		0	0
Ageing of loan portfolio
Loans		0	0
Foreign | Other commercial loans | Total
Loans: Concentration Of Credit Risk
Loans		1,280	1,548
Ageing of loan portfolio
Loans		1,280	1,548
Foreign | Other commercial loans | of which 90 days and accruing loans
Loans: Concentration Of Credit Risk
Loans		1	7
Ageing of loan portfolio
Loans		1	7
Foreign | Other commercial loans | of which Non accruing loans
Loans: Concentration Of Credit Risk
Loans		511	614
Ageing of loan portfolio
Loans		511	614
Foreign | Total commercial loans
Loans: Concentration Of Credit Risk
Loans		1,492	1,767
Ageing of loan portfolio
Loans		1,492	1,767
Credit ratings of commercial loans
Commercial Loans		1,492	1,767
Foreign | Total commercial loans | Satisfactory
Credit ratings of commercial loans
Commercial Loans		1,041	1,081
Foreign | Total commercial loans | Watchlist
Credit ratings of commercial loans
Commercial Loans		202	188
Foreign | Total commercial loans | Substandard
Credit ratings of commercial loans
Commercial Loans		249	498
Foreign | Residential mortgages
Loans: Concentration Of Credit Risk
Loans		222	228
Ageing of loan portfolio
Loans		222	228
Foreign | Residential mortgages | Past due 31-90 days
Loans: Concentration Of Credit Risk
Loans		12	7
Ageing of loan portfolio
Loans		12	7
Foreign | Residential mortgages | Past due greater than 90 days
Loans: Concentration Of Credit Risk
Loans		32	46
Ageing of loan portfolio
Loans		32	46
Foreign | Residential mortgages | Total Past due loans
Loans: Concentration Of Credit Risk
Loans		44	53
Ageing of loan portfolio
Loans		44	53
Foreign | Residential mortgages | Current loans
Loans: Concentration Of Credit Risk
Loans	[1]	178	175
Ageing of loan portfolio
Loans	[1]	178	175
Foreign | Residential mortgages | Loans measured at Fair value
Loans: Concentration Of Credit Risk
Loans		0	0
Ageing of loan portfolio
Loans		0	0
Foreign | Residential mortgages | Total
Loans: Concentration Of Credit Risk
Loans		222	228
Ageing of loan portfolio
Loans		222	228
Foreign | Residential mortgages | of which 90 days and accruing loans
Loans: Concentration Of Credit Risk
Loans		0	0
Ageing of loan portfolio
Loans		0	0
Foreign | Residential mortgages | of which Non accruing loans
Loans: Concentration Of Credit Risk
Loans		42	50
Ageing of loan portfolio
Loans		42	50
Foreign | Credit card
Loans: Concentration Of Credit Risk
Loans		69	71
Ageing of loan portfolio
Loans		69	71
Foreign | Credit card | Past due 31-90 days
Loans: Concentration Of Credit Risk
Loans		1	1
Ageing of loan portfolio
Loans		1	1
Foreign | Credit card | Past due greater than 90 days
Loans: Concentration Of Credit Risk
Loans		4	5
Ageing of loan portfolio
Loans		4	5
Foreign | Credit card | Total Past due loans
Loans: Concentration Of Credit Risk
Loans		5	6
Ageing of loan portfolio
Loans		5	6
Foreign | Credit card | Current loans
Loans: Concentration Of Credit Risk
Loans	[1]	64	65
Ageing of loan portfolio
Loans	[1]	64	65
Foreign | Credit card | Loans measured at Fair value
Loans: Concentration Of Credit Risk
Loans		0	0
Ageing of loan portfolio
Loans		0	0
Foreign | Credit card | Total
Loans: Concentration Of Credit Risk
Loans		69	71
Ageing of loan portfolio
Loans		69	71
Foreign | Credit card | of which 90 days and accruing loans
Loans: Concentration Of Credit Risk
Loans		0	0
Ageing of loan portfolio
Loans		0	0
Foreign | Credit card | of which Non accruing loans
Loans: Concentration Of Credit Risk
Loans		4	5
Ageing of loan portfolio
Loans		4	5
Foreign | Auto financing
Loans: Concentration Of Credit Risk
Loans		2	2
Ageing of loan portfolio
Loans		2	2
Foreign | Other consumer
Loans: Concentration Of Credit Risk
Loans		506	475
Ageing of loan portfolio
Loans		506	475
Foreign | Other consumer | Past due 31-90 days
Loans: Concentration Of Credit Risk
Loans		11	10
Ageing of loan portfolio
Loans		11	10
Foreign | Other consumer | Past due greater than 90 days
Loans: Concentration Of Credit Risk
Loans		34	50
Ageing of loan portfolio
Loans		34	50
Foreign | Other consumer | Total Past due loans
Loans: Concentration Of Credit Risk
Loans		45	59
Ageing of loan portfolio
Loans		45	59
Foreign | Other consumer | Current loans
Loans: Concentration Of Credit Risk
Loans	[1]	463	418
Ageing of loan portfolio
Loans	[1]	463	418
Foreign | Other consumer | Loans measured at Fair value
Loans: Concentration Of Credit Risk
Loans		0	0
Ageing of loan portfolio
Loans		0	0
Foreign | Other consumer | Total
Loans: Concentration Of Credit Risk
Loans		508	477
Ageing of loan portfolio
Loans		508	477
Foreign | Other consumer | of which 90 days and accruing loans
Loans: Concentration Of Credit Risk
Loans		0	1
Ageing of loan portfolio
Loans		0	1
Foreign | Other consumer | of which Non accruing loans
Loans: Concentration Of Credit Risk
Loans		36	50
Ageing of loan portfolio
Loans		36	50
Foreign | Total consumer
Loans: Concentration Of Credit Risk
Loans		799	776
Ageing of loan portfolio
Loans		799	776
Foreign | Total consumer | Total commercial loans
Loans: Concentration Of Credit Risk
Loans		2,291	2,543
Ageing of loan portfolio
Loans		2,291	2,543
Total
Loans: Concentration Of Credit Risk
Unearned income		(57)	(68)
Loans, net of unearned income		45,017	47,739
Less: Allowance for loan losses		(9,189)	(10,233)
Net Loans		35,828	37,506
Total | Past due 31-90 days
Loans: Concentration Of Credit Risk
Loans		1,216	1,275
Ageing of loan portfolio
Loans		1,216	1,275
Total | Past due greater than 90 days
Loans: Concentration Of Credit Risk
Loans		13,016	14,462
Ageing of loan portfolio
Loans		13,016	14,462
Total | Total Past due loans
Loans: Concentration Of Credit Risk
Loans		14,234	15,736
Ageing of loan portfolio
Loans		14,234	15,736
Total | Current loans
Loans: Concentration Of Credit Risk
Loans	[1]	30,840	32,071
Ageing of loan portfolio
Loans	[1]	30,840	32,071
Total | Loans measured at Fair value
Loans: Concentration Of Credit Risk
Loans		0	0
Ageing of loan portfolio
Loans		0	0
Total | Total
Loans: Concentration Of Credit Risk
Loans		45,074	47,807
Ageing of loan portfolio
Loans		45,074	47,807
Total | of which 90 days and accruing loans
Loans: Concentration Of Credit Risk
Loans		115	158
Ageing of loan portfolio
Loans		115	158
Total | of which Non accruing loans
Loans: Concentration Of Credit Risk
Loans		19,139	20,044
Ageing of loan portfolio
Loans		19,139	20,044
Total | Industry and mining
Loans: Concentration Of Credit Risk
Loans		5,189	5,217
Ageing of loan portfolio
Loans		5,189	5,217
Total | Small scale industry
Loans: Concentration Of Credit Risk
Loans		1,507	1,706
Ageing of loan portfolio
Loans		1,507	1,706
Credit ratings of commercial loans
Commercial Loans		3,490	3,870
Total | Trade
Loans: Concentration Of Credit Risk
Loans		7,458	7,820
Ageing of loan portfolio
Loans		7,458	7,820
Total | Construction
Loans: Concentration Of Credit Risk
Loans		1,433	1,392
Ageing of loan portfolio
Loans		1,433	1,392
Total | Tourism
Loans: Concentration Of Credit Risk
Loans		910	858
Ageing of loan portfolio
Loans		910	858
Total | Shiping and transportation
Loans: Concentration Of Credit Risk
Loans		2,362	2,631
Ageing of loan portfolio
Loans		2,362	2,631
Total | Commercial mortgages
Loans: Concentration Of Credit Risk
Loans		743	915
Ageing of loan portfolio
Loans		743	915
Total | Public sector
Loans: Concentration Of Credit Risk
Loans		4,864	5,106
Ageing of loan portfolio
Loans		4,864	5,106
Total | Other commercial loans
Loans: Concentration Of Credit Risk
Loans		697	783
Ageing of loan portfolio
Loans		697	783
Credit ratings of commercial loans
Commercial Loans		21,673	22,558
Total | Total commercial loans
Loans: Concentration Of Credit Risk
Loans		25,163	26,428
Ageing of loan portfolio
Loans		25,163	26,428
Credit ratings of commercial loans
Commercial Loans		25,163	26,428
Total | Residential mortgages
Loans: Concentration Of Credit Risk
Loans		15,510	16,166
Ageing of loan portfolio
Loans		15,510	16,166
Total | Credit card
Loans: Concentration Of Credit Risk
Loans		822	1,023
Ageing of loan portfolio
Loans		822	1,023
Total | Auto financing
Loans: Concentration Of Credit Risk
Loans		39	52
Ageing of loan portfolio
Loans		39	52
Total | Other consumer
Loans: Concentration Of Credit Risk
Loans		3,540	4,138
Ageing of loan portfolio
Loans		3,540	4,138
Total | Total consumer
Loans: Concentration Of Credit Risk
Loans		19,911	21,379
Ageing of loan portfolio
Loans		19,911	21,379
Total | Total consumer | Total commercial loans
Loans: Concentration Of Credit Risk
Loans		45,074	47,807
Ageing of loan portfolio
Loans		€ 45,074	€ 47,807

[1]	(1) loans less than 30 days past due are included in current loans